Portfolio of investments—November 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.26%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$290,000	$324,114
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	375,000	405,840
Total asset-backed securities (Cost $693,870)				729,954

	Shares
Common stocks: 0.01%
Investment Companies: 0.01%
Resolute Topco, Inc.†	8,524	26,280
Total common stocks (Cost $127,860)		26,280

			Principal
Corporate bonds and notes: 79.27%
Basic materials: 0.89%
Chemicals: 0.64%
Chemours Co.144A	8.00	1-15-2033	$745,000	749,153
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	1,065,000	1,036,784
				1,785,937
Iron/steel: 0.25%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	710,000	713,608
Communications: 11.85%
Advertising: 1.37%
Clear Channel Outdoor Holdings, Inc.144A	7.50	6-1-2029	1,060,000	938,166
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	955,000	1,013,073
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	820,000	770,245
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,110,621
				3,832,105
Internet: 1.68%
Arches Buyer, Inc.144A	4.25	6-1-2028	825,000	770,173
Cablevision Lightpath LLC144A	3.88	9-15-2027	860,000	807,302
Cablevision Lightpath LLC144A	5.63	9-15-2028	800,000	742,627
Match Group Holdings II LLC144A	5.63	2-15-2029	2,425,000	2,401,840
				4,721,942
Media: 5.61%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,170,000	1,809,331
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,730,074
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	975,000	952,760
CSC Holdings LLC144A	3.38	2-15-2031	1,820,000	1,319,860
CSC Holdings LLC144A	4.63	12-1-2030	750,000	418,993
CSC Holdings LLC144A	5.50	4-15-2027	1,145,000	1,035,195
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	1,010,000	992,499
DISH DBS Corp.144A	5.75	12-1-2028	570,000	496,787
DISH Network Corp.144A	11.75	11-15-2027	1,510,000	1,604,254
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 1

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Nexstar Media, Inc.144A	5.63%	7-15-2027	$905,000	$891,867
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	645,000	610,276
Sirius XM Radio, Inc.144A	4.13	7-1-2030	1,625,000	1,466,140
Townsquare Media, Inc.144A	6.88	2-1-2026	1,395,000	1,393,283
				15,721,319
Telecommunications: 3.19%
CommScope LLC144A	6.00	3-1-2026	2,205,000	2,165,455
CommScope LLC144A	8.25	3-1-2027	685,000	635,467
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	780,000	704,333
Level 3 Financing, Inc.144A	3.63	1-15-2029	825,000	657,937
Level 3 Financing, Inc.144A	3.88	10-15-2030	715,000	570,213
Level 3 Financing, Inc.144A	10.50	4-15-2029	1,650,000	1,845,950
Lumen Technologies, Inc.144A	10.00	10-15-2032	643,125	641,517
Viasat, Inc.144A	5.63	4-15-2027	735,000	701,300
Windstream Services LLC/Windstream Escrow Finance Corp.144A	7.75	8-15-2028	725,000	730,688
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	285,000	297,563
				8,950,423
Consumer, cyclical: 13.25%
Airlines: 0.48%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	1,165,000	1,163,059
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class 1A	3.90	1-15-2026	175,049	171,726
				1,334,785
Apparel: 0.23%
Crocs, Inc.144A	4.13	8-15-2031	750,000	658,261
Entertainment: 2.93%
CCM Merger, Inc.144A	6.38	5-1-2026	3,270,000	3,270,072
Churchill Downs, Inc.144A	6.75	5-1-2031	1,085,000	1,110,673
Cinemark USA, Inc.144A	7.00	8-1-2032	2,325,000	2,407,699
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	1,390,000	1,424,518
				8,212,962
Home builders: 0.64%
LGI Homes, Inc.144A	8.75	12-15-2028	940,000	997,251
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	365,000	356,205
Tri Pointe Homes, Inc.	5.70	6-15-2028	450,000	451,520
				1,804,976
Housewares: 0.41%
Newell Brands, Inc.	6.38	5-15-2030	1,115,000	1,135,746
Leisure time: 1.88%
NCL Corp. Ltd.144A	5.88	2-15-2027	700,000	700,729
NCL Corp. Ltd.144A	7.75	2-15-2029	830,000	885,491
NCL Corp. Ltd.144A	8.13	1-15-2029	335,000	355,521
See accompanying notes to portfolio of investments
2 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
Sabre Global, Inc.144A	10.75%	11-15-2029	$1,899,788	$1,915,937
Viking Cruises Ltd.144A	7.00	2-15-2029	1,405,000	1,418,947
				5,276,625
Lodging: 0.28%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	755,000	775,425
Retail: 6.40%
Bath & Body Works, Inc.144A	6.63	10-1-2030	825,000	844,740
Carvana Co. (PIK at 13.00%)144A¥	13.00	6-1-2030	1,290,000	1,417,442
FirstCash, Inc.144A	4.63	9-1-2028	625,000	599,782
FirstCash, Inc.144A	6.88	3-1-2032	1,385,000	1,412,129
Gap, Inc.144A	3.88	10-1-2031	1,380,000	1,213,524
Group 1 Automotive, Inc.144A	6.38	1-15-2030	665,000	672,504
Kohl’s Corp.	4.63	5-1-2031	640,000	517,402
Lithia Motors, Inc.144A	4.38	1-15-2031	1,235,000	1,134,831
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	885,000	865,653
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	1,530,000	1,461,916
Michaels Cos., Inc.144A	7.88	5-1-2029	1,270,000	679,819
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	8.50	10-1-2028	820,000	832,529
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	1,510,000	1,484,832
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	1,185,000	1,210,049
Sonic Automotive, Inc.144A	4.63	11-15-2029	400,000	376,038
Sonic Automotive, Inc.144A	4.88	11-15-2031	960,000	881,591
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	640,000	675,720
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	970,000	976,719
Yum! Brands, Inc.	4.63	1-31-2032	730,000	686,540
				17,943,760
Consumer, non-cyclical: 10.87%
Commercial services: 3.09%
Allied Universal Holdco LLC144A	7.88	2-15-2031	875,000	895,995
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,115,000	1,023,243
Block, Inc.144A	6.50	5-15-2032	1,210,000	1,241,429
CoreCivic, Inc.	8.25	4-15-2029	2,015,000	2,139,940
GEO Group, Inc.	8.63	4-15-2029	545,000	576,457
Service Corp. International	5.75	10-15-2032	1,420,000	1,414,737
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	1,495,000	1,366,743
				8,658,544
Food: 1.82%
B&G Foods, Inc.144A	8.00	9-15-2028	2,260,000	2,325,558
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	770,000	705,068
Performance Food Group, Inc.144A	6.13	9-15-2032	670,000	675,941
U.S. Foods, Inc.144A	5.75	4-15-2033	1,430,000	1,411,951
				5,118,518
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 3

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 4.60%
CHS/Community Health Systems, Inc.144A	5.25%	5-15-2030	$1,055,000	$900,521
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	730,000	679,873
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	450,000	362,598
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	450,000	468,275
Concentra Escrow Issuer Corp.144A	6.88	7-15-2032	1,115,000	1,148,743
DaVita, Inc.144A	6.88	9-1-2032	1,585,000	1,637,072
IQVIA, Inc.144A	6.50	5-15-2030	1,260,000	1,293,427
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	610,000	423,222
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	1,480,000	693,854
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	960,000	928,277
Star Parent, Inc.144A	9.00	10-1-2030	1,170,000	1,208,026
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	590,000	606,480
Tenet Healthcare Corp.	6.75	5-15-2031	2,485,000	2,545,966
				12,896,334
Household products/wares: 0.25%
Central Garden & Pet Co.	4.13	10-15-2030	755,000	696,342
Pharmaceuticals: 1.11%
AdaptHealth LLC144A	5.13	3-1-2030	1,630,000	1,506,888
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	1,505,000	1,601,961
				3,108,849
Energy: 11.97%
Energy-alternate sources: 0.36%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	3,940,000	1,015,786
Oil & gas: 2.92%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	580,000	601,539
California Resources Corp.144A	8.25	6-15-2029	745,000	764,555
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	1,415,000	1,447,887
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	955,000	1,008,498
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	675,000	640,250
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	350,000	332,280
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	600,000	633,722
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	390,000	387,262
Murphy Oil Corp.	6.00	10-1-2032	680,000	665,744
Nabors Industries Ltd.144A	7.50	1-15-2028	440,000	426,548
Nabors Industries, Inc.144A	9.13	1-31-2030	1,215,000	1,263,187
				8,171,472
Oil & gas services: 1.43%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	700,000	709,569
Bristow Group, Inc.144A	6.88	3-1-2028	2,120,000	2,118,594
Oceaneering International, Inc.	6.00	2-1-2028	1,180,000	1,171,207
				3,999,370
Pipelines: 7.26%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	1,815,000	1,844,300
See accompanying notes to portfolio of investments
4 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Buckeye Partners LP144A	6.88%	7-1-2029	$1,385,000	$1,412,802
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	1,295,000	1,248,332
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,480,000	1,565,528
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	250,000	265,920
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	445,000	445,205
Harvest Midstream I LP144A	7.50	9-1-2028	1,115,000	1,140,654
Harvest Midstream I LP144A	7.50	5-15-2032	775,000	796,368
Hess Midstream Operations LP144A	5.50	10-15-2030	530,000	520,585
Hess Midstream Operations LP144A	6.50	6-1-2029	240,000	245,445
Kinetik Holdings LP144A	5.88	6-15-2030	1,615,000	1,611,653
Prairie Acquiror LP144A	9.00	8-1-2029	1,155,000	1,195,357
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,880,000	1,817,880
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,865,000	1,765,260
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	1,090,000	1,115,891
Venture Global LNG, Inc.144A	8.38	6-1-2031	2,015,000	2,123,796
Venture Global LNG, Inc.144A	9.88	2-1-2032	595,000	661,654
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	570,000	590,693
				20,367,323
Financial: 12.89%
Banks: 0.67%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	660,000	637,185
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	1,295,000	1,251,783
				1,888,968
Diversified financial services: 5.57%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	1,810,000	1,776,105
Discover Financial Services Series C (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	725,000	706,586
Encore Capital Group, Inc.144A	9.25	4-1-2029	925,000	993,898
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	325,000	326,314
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	800,000	832,498
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	805,000	752,506
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	650,000	654,039
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	670,000	715,394
Nationstar Mortgage Holdings, Inc.144A	6.50	8-1-2029	1,215,000	1,227,188
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	1,050,000	1,083,254
Navient Corp.	5.00	3-15-2027	825,000	813,977
Navient Corp.	11.50	3-15-2031	525,000	597,416
OneMain Finance Corp.	9.00	1-15-2029	1,525,000	1,623,060
PRA Group, Inc.144A	5.00	10-1-2029	1,535,000	1,411,956
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	765,000	665,304
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,480,000	1,431,935
				15,611,430
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 5

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 2.63%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38%	10-1-2032	$1,545,000	$1,554,310
AmWINS Group, Inc.144A	4.88	6-30-2029	525,000	497,204
AmWINS Group, Inc.144A	6.38	2-15-2029	735,000	742,077
AssuredPartners, Inc.144A	5.63	1-15-2029	965,000	916,565
BroadStreet Partners, Inc.144A	5.88	4-15-2029	815,000	785,494
HUB International Ltd.144A	5.63	12-1-2029	585,000	569,696
HUB International Ltd.144A	7.25	6-15-2030	205,000	212,650
HUB International Ltd.144A	7.38	1-31-2032	1,370,000	1,401,585
Panther Escrow Issuer LLC144A	7.13	6-1-2031	670,000	686,303
				7,365,884
Investment Companies: 0.25%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	295,000	283,585
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	6-15-2030	415,000	411,944
				695,529
REITS: 3.77%
Blackstone Mortgage Trust, Inc.144A%%	7.75	12-1-2029	350,000	355,724
Brandywine Operating Partnership LP	8.88	4-12-2029	1,200,000	1,295,887
Iron Mountain, Inc.144A	4.50	2-15-2031	2,635,000	2,454,332
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	1,385,000	1,434,665
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	890,000	806,800
Service Properties Trust	8.38	6-15-2029	1,160,000	1,151,902
Service Properties Trust144A	8.63	11-15-2031	1,700,000	1,793,549
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	365,000	314,659
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	920,000	977,402
				10,584,920
Industrial: 8.60%
Aerospace/defense: 1.24%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,210,000	1,344,191
TransDigm, Inc.144A	6.63	3-1-2032	2,065,000	2,115,157
				3,459,348
Building materials: 1.94%
Builders FirstSource, Inc.144A	6.38	3-1-2034	965,000	983,480
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	1,750,000	1,724,509
CP Atlas Buyer, Inc.144A	7.00	12-1-2028	830,000	754,222
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,580,000	1,597,460
JELD-WEN, Inc.144A	7.00	9-1-2032	380,000	370,614
				5,430,285
Electrical components & equipment: 0.86%
Energizer Holdings, Inc.144A	4.38	3-31-2029	1,040,000	977,165
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,375,000	1,418,815
				2,395,980
See accompanying notes to portfolio of investments
6 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronics: 0.07%
Sensata Technologies, Inc.144A	6.63%	7-15-2032	$200,000	$204,061
Environmental control: 0.30%
Clean Harbors, Inc.144A	6.38	2-1-2031	830,000	844,870
Hand/machine tools: 1.02%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	985,000	1,088,559
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	1,744,716	1,762,163
				2,850,722
Machinery-diversified: 0.45%
Chart Industries, Inc.144A	7.50	1-1-2030	670,000	699,922
Chart Industries, Inc.144A	9.50	1-1-2031	525,000	567,105
				1,267,027
Packaging & containers: 0.94%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	1,050,000	1,045,889
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	385,000	388,924
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	490,000	501,611
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	675,000	702,585
				2,639,009
Transportation: 0.39%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	1,095,000	1,101,026
Trucking & leasing: 1.39%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	650,000	649,533
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	900,000	889,058
Fortress Transportation & Infrastructure Investors LLC144A	5.88	4-15-2033	500,000	493,874
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	1,305,000	1,352,572
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	500,000	516,447
				3,901,484
Technology: 4.66%
Computers: 0.98%
Insight Enterprises, Inc.144A	6.63	5-15-2032	650,000	664,912
McAfee Corp.144A	7.38	2-15-2030	670,000	651,488
Seagate HDD Cayman	8.50	7-15-2031	1,340,000	1,444,883
				2,761,283
Office/business equipment: 0.39%
Zebra Technologies Corp.144A	6.50	6-1-2032	1,060,000	1,087,518
Semiconductors: 0.25%
Entegris, Inc.144A	5.95	6-15-2030	690,000	691,160
Software: 3.04%
Athenahealth Group, Inc.144A	6.50	2-15-2030	1,745,000	1,670,320
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 7

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software(continued)
Cloud Software Group, Inc.144A	6.50%	3-31-2029	$1,480,000	$1,453,887
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,065,000	1,109,609
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,935,000	1,958,979
Ellucian Holdings, Inc.144A	6.50	12-1-2029	450,000	457,964
Rocket Software, Inc.144A	9.00	11-28-2028	1,100,000	1,142,732
SS&C Technologies, Inc.144A	6.50	6-1-2032	725,000	741,813
				8,535,304
Utilities: 4.29%
Electric: 4.29%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	1,160,000	1,207,917
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	1,100,000	1,153,375
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)144A±	7.63	12-15-2054	1,295,000	1,338,973
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	1,260,000	1,289,417
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	405,000	386,137
PG&E Corp.	5.25	7-1-2030	1,425,000	1,400,095
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	1,315,000	1,358,989
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	1,475,000	1,397,224
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	680,000	686,461
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	695,000	745,203
Vistra Operations Co. LLC144A	7.75	10-15-2031	1,005,000	1,067,409
				12,031,200
Total corporate bonds and notes (Cost $220,950,021)				222,247,420
Loans: 3.85%
Communications: 0.21%
Media: 0.21%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	9.11	1-18-2028	289,264	283,733
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	9.07	9-30-2027	467,230	318,885
				602,618
Consumer, cyclical: 1.87%
Airlines: 0.15%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.37	10-20-2027	420,819	429,029
Auto parts & equipment: 0.31%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.85	3-30-2027	909,209	877,387
Entertainment: 0.33%
Crown Finance U.S., Inc. (U.S. SOFR 1 Month+5.25%)±	9.92	10-31-2031	915,000	910,041
Housewares: 0.19%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.32	10-30-2029	533,250	536,449
Retail: 0.89%
Chinos Intermediate Holding, Inc. (U.S. SOFR 3 Month+6.00%)±	10.56	9-26-2031	880,000	889,900
See accompanying notes to portfolio of investments
8 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.12%	3-3-2028	$1,110,000	$1,060,172
PetSmart, Inc. (U.S. SOFR 1 Month+3.75%)±	8.42	2-11-2028	535,173	534,504
				2,484,576
Consumer, non-cyclical: 0.66%
Healthcare-services: 0.66%
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.00%)±	8.63	5-17-2031	214,463	214,797
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.34	7-1-2031	1,705,725	1,640,907
				1,855,704
Energy: 0.41%
Energy-alternate sources: 0.25%
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+7.00%)±	12.60	12-13-2024	697,463	700,951
Pipelines: 0.16%
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	9.32	8-1-2029	447,750	450,548
Financial: 0.59%
Diversified financial services: 0.23%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)±	11.37	4-30-2027	684,642	624,736
Insurance: 0.23%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.94	1-31-2028	349,173	342,315
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	9.35	5-6-2032	300,000	306,150
				648,465
REITS: 0.13%
Blackstone Mortgage Trust, Inc. (U.S. SOFR 3 Month+3.75%)‡±	8.23	11-26-2028	370,000	370,463
Technology: 0.11%
Software: 0.11%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.82	11-28-2028	303,467	305,127
Total loans (Cost $10,905,900)				10,796,094
Yankee corporate bonds and notes: 14.60%
Basic materials: 0.32%
Chemicals: 0.32%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	1,015,000	886,738
Communications: 2.15%
Internet: 0.25%
Rakuten Group, Inc.144A	9.75	4-15-2029	655,000	715,381
Media: 0.80%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,610,000	1,421,867
VZ Secured Financing BV144A	5.00	1-15-2032	915,000	817,681
				2,239,548
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 9

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 1.10%
Altice Financing SA144A	9.63%	7-15-2027	$430,000	$405,239
Altice France SA144A	5.50	10-15-2029	940,000	722,806
Telecom Italia Capital SA	7.20	7-18-2036	815,000	836,588
Zegona Finance PLC144A	8.63	7-15-2029	1,050,000	1,115,625
				3,080,258
Consumer, cyclical: 3.06%
Airlines: 1.59%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	2,475,000	2,642,063
Latam Airlines Group SA144A	7.88	4-15-2030	835,000	855,666
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	955,000	955,848
				4,453,577
Entertainment: 0.44%
Banijay Entertainment SASU144A	8.13	5-1-2029	1,200,000	1,249,641
Leisure time: 1.03%
Carnival Corp.144A	6.00	5-1-2029	1,925,000	1,931,733
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	305,000	305,532
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	635,000	642,981
				2,880,246
Consumer, non-cyclical: 1.53%
Cosmetics/Personal Care: 0.40%
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,135,000	1,131,175
Pharmaceuticals: 1.13%
1375209 BC Ltd.144A	9.00	1-30-2028	420,000	419,769
Bausch Health Cos., Inc.144A	5.25	1-30-2030	1,010,000	565,600
Bausch Health Cos., Inc.144A	6.13	2-1-2027	1,135,000	1,047,049
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	1,000,000	1,124,463
				3,156,881
Energy: 2.28%
Oil & gas: 0.80%
Baytex Energy Corp.144A	8.50	4-30-2030	490,000	508,010
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	1,012,875	1,007,983
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	726,000	729,940
				2,245,933
Pipelines: 1.48%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	1,300,000	1,370,619
Northriver Midstream Finance LP144A	6.75	7-15-2032	1,355,000	1,388,403
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	1,350,000	1,393,726
				4,152,748
See accompanying notes to portfolio of investments
10 | Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 3.26%
Banks: 2.06%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95%	5-2-2029	$735,000	$768,292
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%)ʊ±	9.63	11-21-2028	630,000	689,026
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	485,000	508,815
BBVA Bancomer SA (5 Year Treasury Constant Maturity+4.66%)144A±	8.45	6-29-2038	515,000	539,220
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	525,000	540,019
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	1,130,000	1,129,696
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	1,255,000	1,188,016
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	400,000	417,977
				5,781,061
Diversified financial services: 1.20%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	695,000	720,665
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	1,220,000	1,225,049
GGAM Finance Ltd.144A	5.88	3-15-2030	1,440,000	1,425,150
				3,370,864
Industrial: 1.50%
Aerospace/defense: 0.38%
Bombardier, Inc.144A	8.75	11-15-2030	975,000	1,055,278
Electronics: 0.37%
Sensata Technologies BV144A	5.88	9-1-2030	1,060,000	1,050,852
Machinery-diversified: 0.27%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	750,000	752,824
Packaging & containers: 0.48%
Trivium Packaging Finance BV144A	8.50	8-15-2027	1,335,000	1,337,385
Utilities: 0.50%
Electric: 0.50%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	1,475,000	1,389,172
Total yankee corporate bonds and notes (Cost $40,036,239)				40,929,562
See accompanying notes to portfolio of investments
Allspring High Yield Bond Fund | 11

Portfolio of investments—November 30, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.06%
Investment companies: 1.06%
Allspring Government Money Market Fund Select Class♠∞##		4.58%	2,971,033	$2,971,033
Total short-term investments (Cost $2,971,033)				2,971,033
Total investments in securities (Cost $275,684,923)	99.05%			277,700,343
Other assets and liabilities, net	0.95			2,666,353
Total net assets	100.00%			$280,366,696

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
%%	The security is purchased on a when-issued basis.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,058,539	$31,507,564	$(33,595,070)	$0	$0	$2,971,033	2,971,033	$72,712
See accompanying notes to portfolio of investments
12 | Allspring High Yield Bond Fund

Notes to portfolio of investments—November 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring High Yield Bond Fund | 13

Notes to portfolio of investments—November 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$729,954	$0	$729,954
Common stocks
Investment Companies	0	26,280	0	26,280
Corporate bonds and notes	0	222,247,420	0	222,247,420
Loans	0	10,106,746	689,348	10,796,094
Yankee corporate bonds and notes	0	40,929,562	0	40,929,562
Short-term investments
Investment companies	2,971,033	0	0	2,971,033
Total assets	$2,971,033	$274,039,962	$689,348	$277,700,343
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2024, agency securities with a market value of $2,265,643 and a common stock with a market value of $26,280 were transferred from Level 3 to Level 2 due to an increase in the number of market contributors.
14 | Allspring High Yield Bond Fund